Subsequent Events	12 Months Ended
Dec. 31, 2025
Subsequent Events [Abstract]
Subsequent Events	Subsequent Events
The Company has evaluated all known events and transactions that occurred after December 31, 2025 through the date of the issuance of these consolidated financial statements, and determined that no subsequent events have occurred that would require recognition or disclosure in these financial statements, except as disclosed in the following notes to the consolidated financial statements:
•Note 2. Summary of Significant Accounting Policies in relation to the NetDragon Inventory Agreement;
•Note 10. Debt in relation to the agreement with Bank of America to terminate the Company's Revolver.
•Note 14. Shareholders' Equity (Deficit) in relation to the share issuance for vested RSUs.
•Note 15.    Share-Based Compensation in relation to the annual increase to the number of ordinary shares available for issuance under the Equity Incentive Plan.
•Note 17. Related Party Transactions in relation to the NetDragon Inventory Agreement.